Net Loss Per Share (Details) - Schedule of computation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to ordinary shareholders	$ (120,003)	$ (21,944)	$ (187,464)	$ (64,557)	$ (80,963)	$ (115,479)	$ (100,033)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	243,861,780	99,028,297	147,836,650	99,028,297	99,028,297	99,028,297	99,028,297
Basic and diluted net loss per share	$ (0.49)	$ (0.22)	$ (1.27)	$ (0.65)